Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Core Trust
Entity Central Index Key	0001034106
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000169915
Shareholder Report [Line Items]
Fund Name	Emerging Markets Core Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Emerging Markets Core Fund (the "Fund") for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/products.do?productType=10. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/products.do?productType=10
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Emerging Markets Core Fund	$3	0.06%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%
AssetsNet	$ 808,372,603
Holdings Count | Holding	502
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$808,372,603 Number of Investments502 Portfolio Turnover35%
Holdings [Text Block]

Top Countries (% of Net Assets)

Table Summary
Value	Value
Angola	2.3%
Egypt	3.0%
South Africa	3.1%
Dominican Republic	3.5%
Nigeria	4.8%
Colombia	5.3%
Mexico	7.7%
Turkey	12.3%
Brazil	12.5%
Argentina	13.1%

Material Fund Change [Text Block]